SECURE 2.0	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Secure Act [Line Items]
SECURE 2.0
Note 10.	SECURE 2.0
In December 2022, Securing a Strong Retirement Act (SECURE 2.0) was passed into law. The provisions of SECURE 2.0 continue the themes and reforms that began with the 2019 CARES Act. The effective date of the provisions of SECURE 2.0 vary from becoming effective immediately through 2028. Those provisions include both required and optional elements. Management has evaluated those provisions and determined there is no material impact on the Plan. Plan management will determine the optional provisions to elect in the future.